UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI Alternative Risk Premia Strategy Fund Fidelity® SAI Alternative Risk Premia Strategy Fund : FRPCX

This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Strategy Fund for the period December 14, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Strategy Fund A	$ 32	0.50%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Since inception on December 14, 2023, through July 31, 2024, a focus on currency exposure, achieved through investments in various alternative risk premia factors, detracted from performance versus the benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The fund's exposure to sentiment strategies proved most detrimental overall given the risk-on environment, particularly late in the period due to sharp reversals that were not captured in implied volatility data.
•Elsewhere, the portfolio's investments in intraday currency strategies hurt as well.
•In contrast, the fund benefited most from its positioning in value-oriented foreign exchange holdings, especially the Japanese Yen, which rallied aggressively late in the period following a more-hawkish-than-expected Bank of Japan and carry trade unwind, which was favorable for value strategies.
•Carry trade investments also fared modestly well, generating strong results in the first quarter of 2024 as emerging markets and high yielding currencies were in favor, whereas the Swiss Franc and Japanese Yen sold off.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 14, 2023 through July 31, 2024.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$42,078,845
Number of Holdings	9
Total Advisory Fee	$97,590
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	544.3

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	88.3
88.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913580.100    7564-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund : FRPDX

This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period December 14, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund A	$ 31	0.50%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Since inception on December 14, 2023, through July 31, 2024, a focus on commodities exposure, achieved through investments in various alternative risk premia factors, detracted from performance versus the benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•Some of the fund's largest detractors included value-oriented strategies, with cocoa having the largest impact given a lack of exposure at a time when the commodity had an exponential move higher.
•Exposure to fundamental factors also hurt due to untimely positioning among several commodities.
•In contrast, carry strategies contributed to performance, propelled higher in April, March and July, whereas May was weak given the increase in backwardation of commodity curves.
•Trend strategies benefited from strong results across a number of commodities, including coffee, cocoa and copper.
•Allocations to shorter dated value strategies were another plus this period, whereas congestion factors did not materially impact performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 14, 2023 through July 31, 2024.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$125,248,539
Number of Holdings	9
Total Advisory Fee	$333,953
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2024)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	236.8

ASSET ALLOCATION (% of Fund's total exposure)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913581.100    7565-TSRA-0924

Item 2.

Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Greenwood Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI Alternative Risk Premia Strategy Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	$64,100	$-	$11,800	$2,100
Fidelity SAI Alternative Risk Premia Strategy Fund	$57,900	$-	$9,500	$1,900

July 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	$-	$-	$-	$-
Fidelity SAI Alternative Risk Premia Strategy Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI

  Alternative Risk Premia Strategy Fund commenced operations on December 14, 2023.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2024A,B	July 31, 2023A,B
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI Alternative Risk Premia Strategy Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A,B	July 31, 2023A,B
Deloitte Entities	$4,973,800	$3,298,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI Alternative Risk Premia Strategy Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Alternative Risk Premia Strategy Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Alternative Risk Premia Strategy Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 88.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 9/12/24 (b) (Cost $37,171,318)	37,400,000	37,169,534

Money Market Funds - 13.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $5,462,291)	5,461,199	5,462,291

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $42,633,609)	42,631,825
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(552,980)
NET ASSETS - 100.0%	42,078,845

Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BAFXFMR1 Index	0.12%	Return of Index	At Maturity	Bank of America,N.A.	Aug 2024	95,015,761	1,025,318	1,025,318
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to price and inflation data.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	09/24	(4,214,178)	(4.39)
USD	BRL	09/24	(1,120,940)	(1.17)
CAD	USD	09/24	842,836	0.88
USD	CHF	09/24	(8,496,526)	(8.85)
USD	CLP	09/24	(1,558,626)	(1.62)
USD	CNH	09/24	(2,036,594)	(2.12)
COP	USD	09/24	1,356,438	1.41
USD	CZK	09/24	(3,702,124)	(3.85)
EUR	USD	09/24	5,588,433	5.82
GBP	USD	09/24	1,151,927	1.20
USD	HUF	09/24	(1,529,963)	(1.59)
IDR	USD	09/24	5,358,358	5.58
INR	USD	09/24	6,514,158	6.78
JPY	USD	09/24	9,643,030	10.04
USD	KRW	09/24	(2,899,571)	(3.02)
USD	MXN	09/24	(2,547,873)	(2.65)
USD	NOK	09/24	(7,305,091)	(7.61)
NZD	USD	09/24	1,522,217	1.59
USD	PEN	09/24	(1,443,201)	(1.50)
PHP	USD	09/24	3,955,439	4.12
USD	PLN	09/24	(1,911,873)	(1.99)
SEK	USD	09/24	5,259,201	5.48
USD	SGD	09/24	(5,264,623)	(5.48)
THB	USD	09/24	4,516,297	4.70
TWD	USD	09/24	667,761	0.70
ZAR	USD	09/24	1,620,599	1.69
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CINBFMR1 Index	0.00%	Return of Index	At Maturity	Citibank, N.A.	Aug 2024	29,964,285	(206,056)	(206,056)
Strategy: Long/short FX Spot related to market movements and flows represented with intraday positions.
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXFMR1 Index	0.00%	Return of Index	At Maturity	Goldman Sachs International	Aug 2024	33,340,303	(1,001,167)	(1,001,167)
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short FX Forwards related to interest rates.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	08/24	(77,204)	(0.24)
USD	AUD	08/24	(115,882)	(0.36)
USD	AUD	08/24	(110,274)	(0.34)
BRL	USD	08/24	220,618	0.68
BRL	USD	08/24	222,788	0.69
BRL	USD	09/24	221,078	0.68
BRL	USD	08/24	220,070	0.68
BRL	USD	08/24	220,422	0.68
BRL	USD	08/24	217,150	0.67
BRL	USD	08/24	216,854	0.67
BRL	USD	08/24	215,888	0.67
BRL	USD	08/24	214,986	0.66
BRL	USD	08/24	214,733	0.66
BRL	USD	08/24	216,462	0.67
BRL	USD	08/24	216,124	0.67
BRL	USD	08/24	215,953	0.67
BRL	USD	08/24	216,054	0.67
BRL	USD	08/24	218,610	0.68
BRL	USD	08/24	219,372	0.68
BRL	USD	08/24	219,672	0.68
BRL	USD	08/24	219,889	0.68
BRL	USD	08/24	220,209	0.68
BRL	USD	08/24	220,602	0.68
BRL	USD	08/24	221,032	0.68
BRL	USD	08/24	220,899	0.68
USD	CHF	08/24	(227,945)	(0.70)
USD	CHF	08/24	(226,929)	(0.70)
USD	CHF	09/24	(222,714)	(0.69)
USD	CHF	08/24	(226,767)	(0.70)
USD	CHF	08/24	(226,930)	(0.70)
USD	CHF	08/24	(226,758)	(0.70)
USD	CHF	08/24	(227,419)	(0.70)
USD	CHF	08/24	(227,996)	(0.71)
USD	CHF	08/24	(229,347)	(0.71)
USD	CHF	08/24	(227,066)	(0.70)
USD	CHF	08/24	(227,260)	(0.70)
USD	CHF	08/24	(227,140)	(0.70)
USD	CHF	08/24	(228,485)	(0.71)
USD	CHF	08/24	(224,582)	(0.69)
USD	CHF	08/24	(223,728)	(0.69)
USD	CHF	08/24	(225,198)	(0.70)
USD	CHF	08/24	(225,485)	(0.70)
USD	CHF	08/24	(225,667)	(0.70)
USD	CHF	08/24	(221,768)	(0.69)
USD	CHF	08/24	(221,084)	(0.68)
USD	CHF	08/24	(221,960)	(0.69)
USD	CHF	08/24	(222,703)	(0.69)
USD	CNH	08/24	(15,531)	(0.05)
USD	CNH	08/24	(15,779)	(0.05)
USD	CNH	08/24	(15,241)	(0.05)
USD	CNH	08/24	(9,626)	(0.03)
USD	CNH	08/24	(165,944)	(0.51)
USD	CNH	08/24	(47,267)	(0.15)
USD	EUR	08/24	(77,843)	(0.24)
HUF	USD	08/24	225,276	0.70
HUF	USD	08/24	224,359	0.69
HUF	USD	08/24	223,304	0.69
HUF	USD	08/24	222,427	0.69
HUF	USD	08/24	223,801	0.69
HUF	USD	08/24	224,905	0.70
HUF	USD	08/24	224,753	0.69
HUF	USD	08/24	222,822	0.69
HUF	USD	08/24	221,383	0.68
HUF	USD	08/24	125,099	0.39
HUF	USD	08/24	125,190	0.39
HUF	USD	08/24	117,297	0.36
HUF	USD	08/24	108,724	0.34
HUF	USD	08/24	96,258	0.30
HUF	USD	08/24	84,999	0.26
HUF	USD	08/24	56,204	0.17
HUF	USD	08/24	14,065	0.04
IDR	USD	08/24	223,987	0.69
IDR	USD	09/24	221,252	0.68
IDR	USD	08/24	189,566	0.59
IDR	USD	08/24	223,024	0.69
IDR	USD	08/24	222,412	0.69
IDR	USD	08/24	222,415	0.69
IDR	USD	08/24	223,798	0.69
IDR	USD	08/24	221,342	0.68
IDR	USD	08/24	221,149	0.68
IDR	USD	08/24	222,107	0.69
IDR	USD	08/24	222,595	0.69
IDR	USD	08/24	221,586	0.69
IDR	USD	08/24	220,196	0.68
IDR	USD	08/24	221,138	0.68
IDR	USD	08/24	221,501	0.68
USD	ILS	08/24	(207,303)	(0.64)
USD	ILS	08/24	(206,722)	(0.64)
USD	ILS	09/24	(220,661)	(0.68)
USD	ILS	08/24	(207,247)	(0.64)
USD	ILS	08/24	(211,868)	(0.66)
USD	ILS	08/24	(57,177)	(0.18)
USD	ILS	08/24	(218,531)	(0.68)
USD	ILS	08/24	(218,865)	(0.68)
USD	ILS	08/24	(218,989)	(0.68)
USD	ILS	08/24	(199,545)	(0.62)
USD	ILS	08/24	(186,527)	(0.58)
USD	ILS	08/24	(215,873)	(0.67)
USD	ILS	08/24	(216,850)	(0.67)
USD	ILS	08/24	(216,205)	(0.67)
USD	ILS	08/24	(216,106)	(0.67)
USD	ILS	08/24	(216,587)	(0.67)
USD	ILS	08/24	(215,807)	(0.67)
USD	ILS	08/24	(215,057)	(0.67)
USD	ILS	08/24	(214,574)	(0.66)
USD	ILS	08/24	(167,633)	(0.52)
USD	ILS	08/24	(215,368)	(0.67)
USD	ILS	08/24	(218,618)	(0.68)
USD	JPY	08/24	(238,340)	(0.74)
USD	JPY	08/24	(237,171)	(0.73)
USD	JPY	09/24	(227,409)	(0.70)
USD	JPY	08/24	(237,418)	(0.73)
USD	JPY	08/24	(237,502)	(0.73)
USD	JPY	08/24	(237,722)	(0.74)
USD	JPY	08/24	(238,141)	(0.74)
USD	JPY	08/24	(239,710)	(0.74)
USD	JPY	08/24	(241,065)	(0.75)
USD	JPY	08/24	(235,639)	(0.73)
USD	JPY	08/24	(234,482)	(0.73)
USD	JPY	08/24	(234,340)	(0.72)
USD	JPY	08/24	(236,572)	(0.73)
USD	JPY	08/24	(231,955)	(0.72)
USD	JPY	08/24	(232,069)	(0.72)
USD	JPY	08/24	(233,288)	(0.72)
USD	JPY	08/24	(232,700)	(0.72)
USD	JPY	08/24	(230,808)	(0.71)
USD	JPY	08/24	(225,002)	(0.70)
USD	JPY	08/24	(225,948)	(0.70)
USD	JPY	08/24	(225,826)	(0.70)
USD	JPY	08/24	(226,488)	(0.70)
USD	KRW	08/24	(222,147)	(0.69)
USD	KRW	08/24	(222,829)	(0.69)
USD	KRW	09/24	(132,482)	(0.41)
USD	KRW	08/24	(223,495)	(0.69)
USD	KRW	08/24	(224,081)	(0.69)
USD	KRW	08/24	(223,145)	(0.69)
USD	KRW	08/24	(223,633)	(0.69)
USD	KRW	08/24	(15,429)	(0.05)
USD	KRW	08/24	(224,777)	(0.70)
USD	KRW	08/24	(226,169)	(0.70)
USD	KRW	08/24	(224,243)	(0.69)
USD	KRW	08/24	(223,721)	(0.69)
USD	KRW	08/24	(225,075)	(0.70)
USD	KRW	08/24	(225,296)	(0.70)
USD	KRW	08/24	(224,443)	(0.69)
USD	KRW	08/24	(222,312)	(0.69)
USD	KRW	08/24	(222,820)	(0.69)
USD	KRW	08/24	(164,743)	(0.51)
MXN	USD	08/24	221,306	0.68
MXN	USD	08/24	218,141	0.67
MXN	USD	09/24	222,748	0.69
MXN	USD	08/24	217,410	0.67
MXN	USD	08/24	216,809	0.67
MXN	USD	08/24	218,174	0.67
MXN	USD	08/24	216,816	0.67
MXN	USD	08/24	216,840	0.67
MXN	USD	08/24	216,275	0.67
MXN	USD	08/24	215,050	0.66
MXN	USD	08/24	213,596	0.66
MXN	USD	08/24	214,633	0.66
MXN	USD	08/24	214,189	0.66
MXN	USD	08/24	213,322	0.66
MXN	USD	08/24	214,123	0.66
MXN	USD	08/24	215,197	0.67
MXN	USD	08/24	215,304	0.67
MXN	USD	08/24	216,803	0.67
MXN	USD	08/24	218,843	0.68
MXN	USD	08/24	218,501	0.68
MXN	USD	08/24	219,573	0.68
MXN	USD	08/24	221,163	0.68
USD	NOK	09/24	(115,952)	(0.36)
USD	NOK	08/24	(171,078)	(0.53)
USD	NOK	08/24	(141,964)	(0.44)
USD	NOK	08/24	(127,289)	(0.39)
USD	NOK	08/24	(119,111)	(0.37)
USD	NOK	08/24	(136,853)	(0.42)
USD	NOK	08/24	(2)	-
USD	NOK	08/24	(49,930)	(0.15)
USD	NOK	08/24	(58,329)	(0.18)
USD	NOK	08/24	(89,965)	(0.28)
PHP	USD	08/24	223,215	0.69
PHP	USD	08/24	223,518	0.69
PHP	USD	09/24	220,813	0.68
PHP	USD	08/24	223,291	0.69
PHP	USD	08/24	223,612	0.69
PHP	USD	08/24	223,524	0.69
PHP	USD	08/24	223,369	0.69
PHP	USD	08/24	96,759	0.30
PHP	USD	08/24	98,473	0.30
PHP	USD	08/24	103,773	0.32
PHP	USD	08/24	237,274	0.73
PHP	USD	08/24	136,814	0.42
PHP	USD	08/24	165,599	0.51
PHP	USD	08/24	206,377	0.64
PHP	USD	08/24	220,682	0.68
PHP	USD	08/24	221,167	0.68
USD	SEK	08/24	(220,767)	(0.68)
USD	SEK	08/24	(219,392)	(0.68)
USD	SEK	09/24	(222,880)	(0.69)
USD	SEK	08/24	(216,958)	(0.67)
USD	SEK	08/24	(218,050)	(0.67)
USD	SEK	08/24	(218,245)	(0.67)
USD	SEK	08/24	(220,002)	(0.68)
USD	SEK	08/24	(220,753)	(0.68)
USD	SEK	08/24	(221,252)	(0.68)
USD	SEK	08/24	(218,809)	(0.68)
USD	SEK	08/24	(219,963)	(0.68)
USD	SEK	08/24	(220,835)	(0.68)
USD	SEK	08/24	(222,725)	(0.69)
USD	SEK	08/24	(219,879)	(0.68)
USD	SEK	08/24	(219,625)	(0.68)
USD	SEK	08/24	(222,340)	(0.69)
USD	SEK	08/24	(223,562)	(0.69)
USD	SEK	08/24	(223,968)	(0.69)
USD	SEK	08/24	(222,022)	(0.69)
USD	SEK	08/24	(223,131)	(0.69)
USD	SEK	08/24	(223,248)	(0.69)
USD	SEK	08/24	(223,582)	(0.69)
TWD	USD	08/24	221,126	0.68
TWD	USD	08/24	221,194	0.68
TWD	USD	08/24	222,457	0.69
TWD	USD	08/24	34,870	0.11
ZAR	USD	08/24	223,904	0.69
ZAR	USD	08/24	227,485	0.70
ZAR	USD	09/24	223,156	0.69
ZAR	USD	08/24	224,459	0.69
ZAR	USD	08/24	223,966	0.69
ZAR	USD	08/24	223,795	0.69
ZAR	USD	08/24	222,979	0.69
ZAR	USD	08/24	224,002	0.69
ZAR	USD	08/24	224,558	0.69
ZAR	USD	08/24	222,015	0.69
ZAR	USD	08/24	221,978	0.69
ZAR	USD	08/24	224,730	0.69
ZAR	USD	08/24	223,948	0.69
ZAR	USD	08/24	224,393	0.69
ZAR	USD	08/24	222,667	0.69
ZAR	USD	08/24	224,736	0.69
ZAR	USD	08/24	225,050	0.70
ZAR	USD	08/24	225,661	0.70
ZAR	USD	08/24	222,661	0.69
ZAR	USD	08/24	223,312	0.69
ZAR	USD	08/24	222,390	0.69
ZAR	USD	08/24	224,871	0.70
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFME2 Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	Aug 2024	44,920,003	(326,748)	(326,748)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	BRL	08/24	(1,211,069)	(2.71)
CLP	USD	08/24	1,154,346	2.59
USD	CNH	08/24	(3,561,799)	(7.98)
COP	USD	08/24	969,979	2.17
USD	CZK	08/24	(1,178,541)	(2.64)
USD	HUF	08/24	(910,961)	(2.04)
IDR	USD	08/24	1,121,294	2.51
USD	ILS	08/24	(859,975)	(1.93)
USD	INR	08/24	(4,018,331)	(9.01)
USD	KRW	08/24	(1,427,205)	(3.20)
MXN	USD	08/24	183,191	0.41
USD	PHP	08/24	(2,164,181)	(4.85)
USD	PLN	08/24	(1,000,217)	(2.24)
USD	RON	08/24	(2,064,493)	(4.63)
USD	SGD	08/24	(2,439,787)	(5.47)
USD	THB	08/24	(1,517,367)	(3.40)
USD	TWD	08/24	(1,969,381)	(4.41)
USD	ZAR	08/24	(701,223)	(1.57)
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFMRD Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	Aug 2024	25,789,878	(10,025)	(10,025)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	NZD	08/24	(1,990,386)	(7.72)
USD	AUD	08/24	(2,039,106)	(7.91)
USD	CAD	08/24	(4,118,831)	(15.98)
USD	CHF	08/24	(2,187,264)	(8.48)
USD	EUR	08/24	(2,969,988)	(11.52)
USD	GBP	08/24	(2,786,251)	(10.81)
USD	JPY	08/24	(1,833,432)	(7.11)
USD	NOK	08/24	(1,574,792)	(6.11)
USD	SEK	08/24	(1,641,631)	(6.37)

For the period, the average monthly notional amount at value for swaps in the aggregate was $179,507,382.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,669,646.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	34,882,580	29,420,289	121,679	-	-	5,462,291	0.0%
Total	-	34,882,580	29,420,289	121,679	-	-	5,462,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	37,169,534	-	37,169,534	-

Money Market Funds	5,462,291	5,462,291	-	-
Total Investments in Securities:	42,631,825	5,462,291	37,169,534	-
Derivative Instruments: Assets
Swaps	1,025,318	-	1,025,318	-
Total Assets	1,025,318	-	1,025,318	-
Liabilities
Swaps	(1,543,996)	-	(1,543,996)	-
Total Liabilities	(1,543,996)	-	(1,543,996)	-
Total Derivative Instruments:	(518,678)	-	(518,678)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Swaps (a)	1,025,318	(1,543,996)
Total Foreign Exchange Risk	1,025,318	(1,543,996)
Total Value of Derivatives	1,025,318	(1,543,996)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	1,025,318	-	(847,152)	-	178,166
Citibank, N.A.	-	(206,056)	-	206,056	-
Goldman Sachs International	-	(1,001,167)	-	1,001,167	-
Morgan Stanley Capital Services LLC	-	(336,773)	-	336,773	-
Total	$1,025,318	$(1,543,996)	$(847,152)	$1,543,996	$178,166

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $37,171,318)	$37,169,534
Fidelity Central Funds (cost $5,462,291)	5,462,291

Total Investment in Securities (cost $42,633,609)		$42,631,825
Cash		15,219
Distributions receivable from Fidelity Central Funds		25,044
Bi-lateral OTC swaps, at value		1,025,318
Prepaid expenses		9,509
Receivable from investment adviser for expense reductions		12,583
Total assets		43,719,498
Liabilities
Bi-lateral OTC swaps, at value	$1,543,996
Accrued management fee	15,812
Other affiliated payables	1,172
Other payables and accrued expenses	79,673
Total liabilities		1,640,653
Net Assets		$42,078,845
Net Assets consist of:
Paid in capital		$42,001,869
Total accumulated earnings (loss)		76,976
Net Assets		$42,078,845
Net Asset Value, offering price and redemption price per share ($42,078,845 ÷ 4,169,423 shares)		$10.09
Statement of Operations
For the period December 14, 2023 (commencement of operations) through July 31, 2024
Investment Income
Interest		$1,052,150
Income from Fidelity Central Funds		121,679
Total income		1,173,829
Expenses
Management fee	$97,590
Custodian fees and expenses	3,602
Independent trustees' fees and expenses	9,213
Registration fees	26,952
Audit fees	73,800
Legal	1,237
Miscellaneous	95
Total expenses before reductions	212,489
Expense reductions	(104,749)
Total expenses after reductions		107,740
Net Investment income (loss)		1,066,089
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Swaps	(466,784)
Total net realized gain (loss)		(466,784)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,784)
Swaps	(518,678)
Total change in net unrealized appreciation (depreciation)		(520,462)
Net gain (loss)		(987,246)
Net increase (decrease) in net assets resulting from operations		$78,843
Statement of Changes in Net Assets

For the period December 14, 2023 (commencement of operations) through July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,066,089
Net realized gain (loss)	(466,784)
Change in net unrealized appreciation (depreciation)	(520,462)
Net increase (decrease) in net assets resulting from operations	78,843
Distributions to shareholders	(2,700)

Share transactions
Proceeds from sales of shares	42,000,300
Reinvestment of distributions	2,700
Cost of shares redeemed	(298)

Net increase (decrease) in net assets resulting from share transactions	42,002,702
Total increase (decrease) in net assets	42,078,845

Net Assets
Beginning of period	-
End of period	$42,078,845

Other Information
Shares
Sold	4,169,178
Issued in reinvestment of distributions	275
Redeemed	(30)
Net increase (decrease)	4,169,423

Financial Highlights
Fidelity® SAI Alternative Risk Premia Strategy Fund

Years ended July 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31
Net realized and unrealized gain (loss)	(.22)
Total from investment operations	.09
Distributions from net investment income	- D
Net asset value, end of period	$10.09
Total Return E,F	.91%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I
Expenses net of fee waivers, if any	.50 % I
Expenses net of all reductions	.50% I
Net investment income (loss)	4.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$42,079
Portfolio turnover rate J	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI Alternative Risk Premia Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$265,012
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$265,012
Tax Cost	$42,366,813

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$265,012

The Fund intends to elect to defer to its next fiscal year $188,036 of ordinary losses recognized during the period January 1, 2024 to July 31, 2024.

The tax character of distributions paid was as follows:

July 31, 2024 A
Ordinary Income	$2,700
A For the period December 14, 2023 (commencement of operations) through July 31, 2024.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Alternative Risk Premia Strategy Fund	12

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $104,724.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Strategy Fund	95%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Alternative Risk Premia Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Alternative Risk Premia Strategy Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of July 31, 2024, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 14, 2023 (commencement of operations) through July 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 14, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9911836.100
CUA-ANN-0924
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Consolidated Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 88.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 9/12/24 (b) (Cost $111,116,398)	111,800,000	111,111,067

Money Market Funds - 10.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $12,954,011)	12,951,420	12,954,011

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $124,070,409)	124,065,078
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,183,461
NET ASSETS - 100.0%	125,248,539

Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR2 Index	1.14%	Return of Index	At Maturity	Bank of America,N.A.	Aug 2024	40,957,814	985,751	985,751
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures related to contract selection and valuation.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JAN25 BOF5	15,268,878	01/25	6,458,740	15.40
SOYBEAN OIL FUTR DEC24 BOZ4	(15,261,662)	12/24	(6,458,740)	(15.40)
CORN FUTURE SEP24 C U4	(2,736,303)	09/24	(10,473,193)	(24.97)
CORN FUTURE DEC24 C Z4	2,619,937	12/24	10,473,193	24.97
WTI CRUDE FUTURE SEP24 CLU4	(418,516)	09/24	(32,606,556)	(77.74)
WTI CRUDE FUTURE NOV24 CLX4	428,752	11/24	32,606,556	77.74
COTTON NO.2 FUT MAR25 CTH5	4,224,801	03/25	2,985,673	7.12
COTTON NO.2 FUTR DEC24 CTZ4	(4,327,680)	12/24	(2,985,673)	(7.12)
NY HARB ULSD FUT SEP24 HOU4	(1,767,126)	09/24	(4,308,788)	(10.27)
NY HARB ULSD FUT NOV24 HOX4	1,752,892	11/24	4,308,788	10.27
COFFEE 'C' FUTURE SEP24 KCU4	(3,591,614)	09/24	(8,231,972)	(19.63)
COFFEE 'C' FUTURE DEC24 KCZ4	3,608,143	12/24	8,231,972	19.63
KC HRW WHEAT FUT SEP24 KWU4	(636,381)	09/24	(3,493,731)	(8.33)
KC HRW WHEAT FUT DEC24 KWZ4	617,539	12/24	3,493,731	8.33
LME PRI ALUM FUTR SEP24 LAU24	(3,858)	09/24	(8,718,446)	(20.79)
LME PRI ALUM FUTR NOV24 LAX24	3,795	11/24	8,718,446	20.79
LIVE CATTLE FUTR FEB25 LCG5	4,420,231	02/25	8,347,616	19.90
LIVE CATTLE FUTR OCT24 LCV4	(4,471,732)	10/24	(8,347,616)	(19.90)
LEAN HOGS FUTURE FEB25 LHG5	5,762,482	02/25	4,174,931	9.95
LEAN HOGS FUTURE DEC24 LHZ4	(6,074,818)	12/24	(4,174,931)	(9.95)
LME LEAD FUTURE SEP24 LLU4	(889)	09/24	(1,843,394)	(4.39)
LME LEAD FUTURE NOV24 LLX4	880	11/24	1,843,394	4.39
LME NICKEL FUTURE SEP24 LNU4	(336)	09/24	(5,531,034)	(13.19)
LME NICKEL FUTURE NOV24 LNX4	332	11/24	5,531,034	13.19
LME COPPER FUTURE SEP24 LPU24	(1,357)	09/24	(12,462,121)	(29.71)
LME COPPER FUTURE NOV24 LPX24	1,347	11/24	12,462,121	29.71
LME ZINC FUTURE SEP24 LXU4	(2,096)	09/24	(5,555,954)	(13.25)
LME ZINC FUTURE NOV24 LXX4	2,068	11/24	5,555,954	13.25
NATURAL GAS FUT NOV24 NGX24	(5,093,555)	11/24	(13,421,521)	(32.00)
NATURAL GAS FUT DEC24 NGZ24	4,204,736	12/24	13,421,521	32.00
LOW SU GASOIL G FUT SEP24 QSU4	(7,845)	09/24	(5,829,149)	(13.90)
LOW SU GASOIL G FUT NOV24 QSX4	7,861	11/24	5,829,149	13.90
SOYBEAN FUTURE JAN25 S F5	1,012,663	01/25	10,526,640	25.10
SOYBEAN FUTURE NOV24 S X4	(1,029,500)	11/24	(10,526,640)	(25.10)
SOYBEAN MEAL FUTR JAN25 SMF5	21,102	01/25	6,680,905	15.93
SOYBEAN MEAL FUTR DEC24 SMZ4	(21,162)	12/24	(6,680,905)	(15.93)
WHEAT FUTURE(CBT) SEP24 W U4	(996,819)	09/24	(5,255,729)	(12.53)
WHEAT FUTURE(CBT) DEC24 W Z4	952,124	12/24	5,255,729	12.53
GASOLINE RBOB FUT SEP24 XBU4	(2,165,101)	09/24	(5,288,274)	(12.61)
GASOLINE RBOB FUT NOV24 XBX4	2,418,596	11/24	5,288,274	12.61
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR3 Index	0.15%	Return of Index	At Maturity	Bank of America,N.A.	Aug 2024	30,726,950	(126,795)	(126,795)
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures and options to hedge market movements.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE SEP24 CLU4	483	09/24	37,609	0.12
WTI CRUDE FUTURE OCT24 CLV4	(165)	10/24	(12,645)	(0.04)
WTI CRUDE FUTURE NOV24 CLX4	2,488	11/24	189,343	0.62
WTI CRUDE FUTURE DEC24 CLZ4	1,268	12/24	95,644	0.31
BRENT CRUDE FUTR JAN25 COF5	235	01/25	18,805	0.06
BRENT CRUDE FUTR OCT24 COV4	380	10/24	30,801	0.10
BRENT CRUDE FUTR NOV24 COX4	(74)	11/24	(5,836)	(0.02)
BRENT CRUDE FUTR DEC24 COZ4	3,028	12/24	241,218	0.79
Options Description	Number of Contracts	Notional Value ($)	Exercise Price ($)	Expiration Date	Weight (%)
WTI CRUDE FUTURE SEP24 CLU4 CALL 100 08/15/2024	12,539	324	100.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 101 08/15/2024	2,070	-	101.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 105 08/15/2024	1,991	-	105.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 107 08/15/2024	1,954	-	107.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 110 08/15/2024	1,902	-	110.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 111 08/15/2024	7,541	-	111.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 115 08/15/2024	3,645	-	115.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 117 08/15/2024	1,792	-	117.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 120 08/15/2024	1,746	-	120.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 121 08/15/2024	1,732	-	121.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 123 08/15/2024	1,705	-	123.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 124 08/15/2024	1,691	-	124.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 PUT 58 08/15/2024	18,033	648	58.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 PUT 59 08/15/2024	21,278	648	59.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 PUT 60 08/15/2024	20,942	648	60.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 PUT 61 08/15/2024	13,723	648	61.00	08/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 100 09/17/2024	2,089	324	100.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 101 09/17/2024	4,136	648	101.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 102 09/17/2024	4,095	648	102.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 103 09/17/2024	10,140	1,297	103.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 104 09/17/2024	2,008	324	104.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 93 09/17/2024	2,242	648	93.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 94 09/17/2024	2,217	648	94.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 95 09/17/2024	6,584	1,621	95.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 CALL 99 09/17/2024	8,439	1,297	99.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 PUT 53 09/17/2024	3,934	324	53.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 PUT 54 09/17/2024	7,724	648	54.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 PUT 55 09/17/2024	15,192	1,297	55.00	09/24	0.00
WTI CRUDE FUTURE OCT24 CLV4 PUT 56 09/17/2024	26,091	2,594	56.00	09/24	0.01
WTI CRUDE FUTURE OCT24 CLV4 PUT 57 09/17/2024	18,321	1,945	57.00	09/24	0.01
WTI CRUDE FUTURE OCT24 CLV4 PUT 58 09/17/2024	3,601	324	58.00	09/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 100 10/17/2024	8,335	1,945	100.00	10/24	0.01
WTI CRUDE FUTURE NOV24 CLX4 CALL 101 10/17/2024	6,182	1,621	101.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 102 10/17/2024	4,084	973	102.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 103 10/17/2024	4,045	973	103.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 104 10/17/2024	4,004	648	104.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 105 10/17/2024	1,982	324	105.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 107 10/17/2024	3,893	648	107.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 108 10/17/2024	3,859	648	108.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 111 10/17/2024	1,878	324	111.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 CALL 99 10/17/2024	4,209	1,297	99.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 PUT 55 10/17/2024	3,790	648	55.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 PUT 56 10/17/2024	7,441	1,621	56.00	10/24	0.01
WTI CRUDE FUTURE NOV24 CLX4 PUT 57 10/17/2024	7,311	1,945	57.00	10/24	0.01
WTI CRUDE FUTURE NOV24 CLX4 PUT 58 10/17/2024	3,591	973	58.00	10/24	0.00
WTI CRUDE FUTURE NOV24 CLX4 PUT 59 10/17/2024	21,185	7,133	59.00	10/24	0.02
WTI CRUDE FUTURE NOV24 CLX4 PUT 60 10/17/2024	6,947	2,594	60.00	10/24	0.01
WTI CRUDE FUTURE NOV24 CLX4 PUT 61 10/17/2024	13,652	5,836	61.00	10/24	0.02
WTI CRUDE FUTURE NOV24 CLX4 PUT 62 10/17/2024	10,071	4,863	62.00	10/24	0.02
WTI CRUDE FUTURE DEC24 CLZ4 CALL 101 11/15/2024	2,060	648	101.00	11/24	0.00
WTI CRUDE FUTURE DEC24 CLZ4 CALL 102 11/15/2024	2,040	648	102.00	11/24	0.00
WTI CRUDE FUTURE DEC24 CLZ4 CALL 103 11/15/2024	4,038	1,297	103.00	11/24	0.00
WTI CRUDE FUTURE DEC24 CLZ4 CALL 104 11/15/2024	4,000	973	104.00	11/24	0.00
WTI CRUDE FUTURE DEC24 CLZ4 CALL 105 11/15/2024	3,962	973	105.00	11/24	0.00
WTI CRUDE FUTURE DEC24 CLZ4 CALL 97 11/15/2024	4,289	1,621	97.00	11/24	0.01
WTI CRUDE FUTURE DEC24 CLZ4 CALL 98 11/15/2024	2,124	648	98.00	11/24	0.00
WTI CRUDE FUTURE DEC24 CLZ4 CALL 99 11/15/2024	6,304	2,270	99.00	11/24	0.01
CRUDE OIL PUT 53 11/15/2024	3,925	1,297	53.00	11/24	0.00
WTI CRUDE FUTURE DEC24 CLZ4 PUT 54 11/15/2024	11,559	3,891	54.00	11/24	0.01
WTI CRUDE FUTURE DEC24 CLZ4 PUT 55 11/15/2024	15,132	5,512	55.00	11/24	0.02
WTI CRUDE FUTURE DEC24 CLZ4 PUT 57 11/15/2024	3,649	1,621	57.00	11/24	0.01
WTI CRUDE FUTURE DEC24 CLZ4 PUT 58 11/15/2024	17,931	9,078	58.00	11/24	0.03
BRENT CRUDE FUTR JAN25 COF5 CALL 102 11/26/2024	2,040	973	102.00	11/24	0.00
BRENT CRUDE FUTR JAN25 COF5 CALL 103 11/26/2024	2,020	973	103.00	11/24	0.00
BRENT CRUDE FUTR JAN25 COF5 CALL 104 11/26/2024	2,001	648	104.00	11/24	0.00
BRENT CRUDE FUTR JAN25 COF5 CALL 105 11/26/2024	5,945	2,270	105.00	11/24	0.01
BRENT CRUDE FUTR JAN25 COF5 CALL 106 11/26/2024	1,963	648	106.00	11/24	0.00
BRENT CRUDE FUTR JAN25 COF5 PUT 56 11/26/2024	7,430	2,270	56.00	11/24	0.01
BRENT CRUDE FUTR JAN25 COF5 PUT 57 11/26/2024	7,302	2,594	57.00	11/24	0.01
BRENT CRUDE FUTR JAN25 COF5 PUT 58 11/26/2024	10,763	3,891	58.00	11/24	0.01
BRENT CRUDE FUTR OCT24 COV4 CALL 106 08/27/2024	7,889	648	106.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 CALL 107 08/27/2024	19,544	1,297	107.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 CALL 108 08/27/2024	1,936	-	108.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 CALL 113 08/27/2024	1,852	-	113.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 CALL 115 08/27/2024	1,820	-	115.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 CALL 118 08/27/2024	8,873	324	118.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 CALL 120 08/27/2024	1,748	-	120.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 PUT 61 08/27/2024	17,146	648	61.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 PUT 62 08/27/2024	33,738	1,621	62.00	08/24	0.01
BRENT CRUDE FUTR OCT24 COV4 PUT 63 08/27/2024	16,605	973	63.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 PUT 64 08/27/2024	9,811	648	64.00	08/24	0.00
BRENT CRUDE FUTR NOV24 COX4 CALL 100 09/25/2024	2,085	648	100.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 CALL 101 09/25/2024	6,196	1,945	101.00	09/24	0.01
BRENT CRUDE FUTR NOV24 COX4 CALL 102 09/25/2024	8,175	2,270	102.00	09/24	0.01
BRENT CRUDE FUTR NOV24 COX4 CALL 103 09/25/2024	4,048	973	103.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 CALL 104 09/25/2024	2,004	324	104.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 CALL 106 09/25/2024	7,887	1,621	106.00	09/24	0.01
BRENT CRUDE FUTR NOV24 COX4 CALL 107 09/25/2024	5,859	1,297	107.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 CALL 108 09/25/2024	1,935	324	108.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 CALL 99 09/25/2024	2,107	648	99.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 PUT 57 09/25/2024	7,322	648	57.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 PUT 58 09/25/2024	7,200	973	58.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 PUT 59 09/25/2024	21,237	2,918	59.00	09/24	0.01
BRENT CRUDE FUTR NOV24 COX4 PUT 60 09/25/2024	3,483	648	60.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 PUT 61 09/25/2024	10,271	1,621	61.00	09/24	0.01
BRENT CRUDE FUTR NOV24 COX4 PUT 62 09/25/2024	6,725	1,297	62.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 PUT 63 09/25/2024	6,617	1,297	63.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 PUT 64 09/25/2024	3,256	648	64.00	09/24	0.00
BRENT CRUDE FUTR NOV24 COX4 PUT 65 09/25/2024	3,206	648	65.00	09/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 104 10/28/2024	4,002	1,297	104.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 105 10/28/2024	1,981	648	105.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 106 10/28/2024	5,889	1,621	106.00	10/24	0.01
BRENT CRUDE FUTR DEC24 COZ4 CALL 107 10/28/2024	5,835	1,621	107.00	10/24	0.01
BRENT CRUDE FUTR DEC24 COZ4 CALL 108 10/28/2024	1,930	648	108.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 109 10/28/2024	1,912	324	109.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 110 10/28/2024	5,683	1,297	110.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 111 10/28/2024	3,754	973	111.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 112 10/28/2024	1,862	324	112.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 113 10/28/2024	3,685	648	113.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 115 10/28/2024	5,440	973	115.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 CALL 118 10/28/2024	1,767	324	118.00	10/24	0.00
BRENT CRUDE FUTR DEC24 COZ4 PUT 61 10/28/2024	10,248	3,242	61.00	10/24	0.01
BRENT CRUDE FUTR DEC24 COZ4 PUT 62 10/28/2024	20,177	7,133	62.00	10/24	0.02
BRENT CRUDE FUTR DEC24 COZ4 PUT 63 10/28/2024	9,916	3,891	63.00	10/24	0.01
BRENT CRUDE FUTR DEC24 COZ4 PUT 64 10/28/2024	26,016	11,348	64.00	10/24	0.04
BRENT CRUDE FUTR DEC24 COZ4 PUT 65 10/28/2024	9,610	4,863	65.00	10/24	0.02
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BXIIFMR1 Index	(0.15)%	Return of Index	At Maturity	Barclays Bank PLC	Aug 2024	24,393,352	159,745	159,745
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR DEC24 BOZ4	(19,611)	12/24	(829,944)	(3.38)
CORN FUTURE SEP24 C U4	(2,854)	09/24	(1,092,245)	(4.45)
COCOA FUTURE DEC24 CCZ4	56	12/24	389,510	1.59
WTI CRUDE FUTURE JAN25 CLF5	13,760	01/25	1,030,592	4.20
BRENT CRUDE FUTR NOV24 COX4	(12,611)	11/24	(1,011,784)	(4.12)
COTTON NO.2 FUTR DEC24 CTZ4	(12,465)	12/24	(859,972)	(3.50)
GOLD 100 OZ FUTR DEC24 GCZ4	733	12/24	1,812,780	7.38
COPPER FUTURE DEC24 HGZ4	3,034	12/24	1,278,824	5.21
NY HARB ULSD FUT SEP24 HOU4	(3,721)	09/24	(907,360)	(3.70)
COFFEE 'C' FUTURE DEC24 KCZ4	3,504	12/24	799,473	3.26
KC HRW WHEAT FUT SEP24 KWU4	(1,254)	09/24	(688,444)	(2.80)
LME PRI ALUM FUTR SEP24 LAU24	(521)	09/24	(1,176,732)	(4.79)
LIVE CATTLE FUTR OCT24 LCV4	(3,276)	10/24	(611,544)	(2.49)
LIVE CATTLE FUTR DEC24 LCZ4	6,360	12/24	1,194,852	4.87
LEAN HOGS FUTURE OCT24 LHV4	(11,381)	10/24	(864,073)	(3.52)
LME NICKEL FUTURE SEP24 LNU4	(59)	09/24	(979,644)	(3.99)
LME COPPER FUTURE JAN25 LPF25	151	01/25	1,404,437	5.72
LME ZINC FUTURE JAN25 LXF5	329	01/25	888,184	3.62
NATURAL GAS FUT SEP24 NGU24	(168,206)	09/24	(342,467)	(1.39)
LOW SU GASOIL G FUT SEP24 QSU4	(1,222)	09/24	(907,826)	(3.70)
SOYBEAN FUTURE NOV24 S X4	(1,259)	11/24	(1,286,951)	(5.24)
SUGAR #11 (WORLD) FUT OCT24 SBV4	(44,854)	10/24	(849,537)	(3.46)
SILVER FUTURE SEP24 SIU4	29,431	09/24	851,673	3.47
SOYBEAN MEAL FUTR DEC24 SMZ4	(3,369)	12/24	(1,063,542)	(4.33)
WHEAT FUTURE(CBT) SEP24 W U4	(1,363)	09/24	(718,645)	(2.93)
GASOLINE RBOB FUT SEP24 XBU4	(3,782)	09/24	(923,761)	(3.76)
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR1 Index	(0.17)%	Return of Index	At Maturity	Goldman Sachs International	Aug 2024	43,762,422	(611,177)	(611,177)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements and flows.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE SEP24 CCU4	-	09/24	23	0.00
WTI CRUDE FUTURE SEP24 CLU4	(443,196)	09/24	(34,529,425)	(80.02)
WTI CRUDE FUTURE OCT24 CLV4	449,342	10/24	34,527,453	80.02
CATTLE FEEDER FUT MAR25 FCH5	(1)	03/25	(2)	0.00
NY HARB ULSD FUT SEP24 HOU4	5	09/24	12	0.00
KC HRW WHEAT FUT MAR25 KWH5	(1)	03/25	(6)	0.00
KC HRW WHEAT FUT SEP24 KWU4	-	09/24	3	0.00
BRENT CRUDE FUTR OCT24 COV4	(429,309)	10/24	(34,705,324)	(80.43)
BRENT CRUDE FUTR NOV24 COX4	432,854	11/24	34,727,850	80.48
LIVE CATTLE FUTR DEC24 LCZ4	(5)	12/24	(10)	0.00
LEAN HOGS FUTURE APR25 LHJ5	(3)	04/25	(2)	0.00
LEAN HOGS FUTURE OCT24 LHV4	18	10/24	14	0.00
LME PRI ALUM FUTR SEP24 LAU24	(10,870)	09/24	(24,562,360)	(56.92)
LME PRI ALUM FUTR OCT24 LAV24	10,781	10/24	24,566,786	56.93
LME COPPER FUTURE SEP24 LPU24	(2,751)	09/24	(25,258,970)	(58.54)
LME COPPER FUTURE OCT24 LPV24	2,742	10/24	25,258,443	58.53
LME NICKEL FUTURE MAR25 LNH5	(183)	03/25	(3,106,893)	(7.20)
LME NICKEL FUTURE APR25 LNJ5	182	04/25	3,106,233	7.20
LME NICKEL FUTURE SEP24 LNU4	(1,387)	09/24	(22,851,789)	(52.96)
LME NICKEL FUTURE OCT24 LNV4	1,379	10/24	22,847,373	52.95
LME LEAD FUTURE JAN25 LLF5	3,042	01/25	6,429,173	14.90
LME LEAD FUTURE MAR25 LLH5	(1,390)	03/25	(2,965,005)	(6.87)
LME LEAD FUTURE APR25 LLJ5	1,384	04/25	2,967,355	6.88
LME LEAD FUTURE SEP24 LLU4	(6,014)	09/24	(12,475,709)	(28.91)
LME LEAD FUTURE AUG24 LLQ4	5,987	08/24	12,463,109	28.88
LME LEAD FUTURE DEC24 LLZ4	(3,053)	12/24	(6,425,867)	(14.89)
LME ZINC FUTURE SEP24 LXU4	(9,217)	09/24	(24,431,518)	(56.62)
LME ZINC FUTURE OCT24 LXV4	9,161	10/24	24,449,012	56.66
NATURAL GAS FUT MAR25 NGH25	(8,438,380)	03/25	(25,104,181)	(58.18)
NATURAL GAS FUT APR25 NGJ25	8,939,758	04/25	25,111,779	58.19
GASOLINE RBOB FUT SEP24 XBU4	(1)	09/24	(3)	0.00
SUGAR #11 (WORLD) FUT MAR25 SBH5	(105)	03/25	(20)	0.00
SOYBEAN FUTURE NOV24 S X4	(1)	11/24	(12)	0.00
WHEAT FUTURE(CBT) DEC24 W Z4	1	12/24	7	0.00
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JCOPFMR1 Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	Aug 2024	72,612,505	(928,494)	(928,494)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.
Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
CORN FUTURE SEP24 C U4	1,078,868	09/24	4,129,366	5.76
WTI CRUDE FUTURE SEP24 CLU4	7,060	09/24	550,039	0.77
COTTON NO.2 FUTR DEC24 CTZ4	8,894,376	12/24	6,136,230	8.56
NY HARB ULSD FUT SEP24 HOU4	8,775	09/24	21,395	0.03
COFFEE 'C' FUTURE SEP24 KCU4	(260,059)	09/24	(596,055)	(0.83)
LME PRI ALUM FUTR SEP24 LAU24	(880)	09/24	(1,987,770)	(2.77)
LIVE CATTLE FUTR OCT24 LCV4	769,500	10/24	1,436,463	2.00
LEAN HOGS FUTURE OCT24 LHV4	2,932,340	10/24	2,226,379	3.11
LME LEAD FUTURE SEP24 LLU4	1,696	09/24	3,517,310	4.91
LME NICKEL FUTURE SEP24 LNU4	(213)	09/24	(3,515,381)	(4.90)
LME COPPER FUTURE SEP24 LPU24	(160)	09/24	(1,470,046)	(2.05)
LME ZINC FUTURE SEP24 LXU4	1,315	09/24	3,485,893	4.86
SOYBEAN FUTURE NOV24 S X4	(155,149)	11/24	(1,586,399)	(2.21)
WHEAT FUTURE(CBT) SEP24 W U4	433,229	09/24	2,284,198	3.19
GASOLINE RBOB FUT SEP24 XBU4	(2,770,851)	09/24	(6,767,804)	(9.44)
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MQCP012F Index	0.45%	Return of Index	At Maturity	Macquarie Bank Ltd.	Aug 2024	30,300,849	357,244	357,244
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR DEC24 BOZ4	5,617,043	12/24	2,377,133	7.75
CORN FUTURE SEP24 C U4	(605,413)	09/24	(2,317,216)	(7.56)
COCOA FUTURE SEP24 CCU4	(387)	09/24	(3,130,838)	(10.21)
COTTON NO.2 FUTR DEC24 CTZ4	3,383,956	12/24	2,334,591	7.61
GOLD 100 OZ FUTR DEC24 GCZ4	960	12/24	2,373,795	7.74
NY HARB ULSD FUT SEP24 HOU4	(997,813)	09/24	(2,432,967)	(7.94)
COFFEE 'C' FUTURE SEP24 KCU4	(1,363,891)	09/24	(3,126,039)	(10.20)
KC HRW WHEAT FUT SEP24 KWU4	(427,722)	09/24	(2,348,195)	(7.66)
LIVE CATTLE FUTR OCT24 LCV4	1,255,557	10/24	2,343,811	7.64
BRENT CRUDE FUTR OCT24 COV4	30,147	10/24	2,437,047	7.95
LOW SU GASOIL G FUT SEP24 QSU4	(3,252)	09/24	(2,416,140)	(7.88)
LEAN HOGS FUTURE OCT24 LHV4	(3,147,497)	10/24	(2,389,737)	(7.79)
WHITE SUGAR (ICE) FUT OCT24 QWV4	4,370	09/24	2,337,810	7.63
LME PRI ALUM FUTR SEP24 LAU24	1,156	09/24	2,611,500	8.52
LME COPPER FUTURE SEP24 LPU24	284	09/24	2,608,774	8.51
LME NICKEL FUTURE SEP24 LNU4	(148)	09/24	(2,432,144)	(7.93)
LME LEAD FUTURE SEP24 LLU4	(1,166)	09/24	(2,419,509)	(7.89)
LME TIN FUTURE SEP24 LTU4	69	09/24	2,078,020	6.78
RED WHEAT FUT MGE SEP24 MWU4	402,659	09/24	2,341,461	7.64
LME ZINC FUTURE SEP24 LXU4	(903)	09/24	(2,393,285)	(7.81)
FCOJ-A FUTURE SEP24 JOU4	(179,829)	09/24	(756,899)	(2.47)
GASOLINE RBOB FUT SEP24 XBU4	1,003,942	09/24	2,452,128	8.00
SOYBEAN FUTURE NOV24 S X4	230,457	11/24	2,356,422	7.69
SUGAR #11 (WORLD) FUT OCT24 SBV4	12,309,316	10/24	2,331,384	7.60
SILVER FUTURE SEP24 SIU4	(82,508)	09/24	(2,387,617)	(7.79)
WHEAT FUTURE(CBT) SEP24 W U4	(449,149)	09/24	(2,368,139)	(7.72)
Total Return Swaps
Underlying Reference	Fund Pays (Receives)	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	Aug 2024	53,858,816	1,380,549	1,380,549
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE JAN25 CLF5	(16,270)	01/25	(1,218,654)	(2.21)
WTI CRUDE FUTURE MAR25 CLH5	(8,224)	03/25	(609,073)	(1.10)
WTI CRUDE FUTURE SEP24 CLU4	23,425	09/24	1,825,049	3.30
LIVE CATTLE FUTR FEB25 LCG5	(639,358)	02/25	(1,207,428)	(2.19)
LIVE CATTLE FUTR OCT24 LCV4	1,932,062	10/24	3,606,676	6.53
LIVE CATTLE FUTR DEC24 LCZ4	(1,282,938)	12/24	(2,410,320)	(4.36)
BRENT CRUDE FUTR JAN25 COF5	(45,943)	01/25	(3,642,834)	(6.59)
BRENT CRUDE FUTR MAY25 COK5	(23,361)	03/25	(1,820,319)	(3.30)
BRENT CRUDE FUTR NOV24 COX4	68,005	11/24	5,456,061	9.88
LEAN HOGS FUTURE FEB25 LHG5	814,698	02/25	590,249	1.07
LEAN HOGS FUTURE OCT24 LHV4	(2,310,483)	10/24	(1,754,234)	(3.18)
LEAN HOGS FUTURE DEC24 LHZ4	1,712,807	12/24	1,177,127	2.13
NATURAL GAS FUT JAN25 NGF25	1,593,880	01/25	5,553,077	10.05
NATURAL GAS FUT MAR25 NGH25	931,815	03/25	2,772,149	5.02
NATURAL GAS FUT SEP24 NGU24	(4,058,915)	09/24	(8,263,950)	(14.96)
GASOLINE RBOB FUT JAN25 XBF5	(2,895,568)	01/25	(6,152,793)	(11.14)
GASOLINE RBOB FUT MAR25 XBH5	(1,435,213)	03/25	(3,073,509)	(5.56)
GASOLINE RBOB FUT SEP24 XBU4	3,774,961	09/24	9,220,342	16.69
SOYBEAN FUTURE JAN25 S F5	453,321	01/25	4,712,269	8.53
SOYBEAN FUTURE MAR25 S H5	224,133	03/25	2,363,478	4.28
SOYBEAN FUTURE NOV24 S X4	(690,033)	11/24	(7,055,590)	(12.77)
SOYBEAN MEAL FUTR JAN25 SMF5	11,158	01/25	3,532,536	6.40
SOYBEAN MEAL FUTR MAR25 SMH5	5,560	03/25	1,767,546	3.20
SOYBEAN MEAL FUTR DEC24 SMZ4	(16,773)	12/24	(5,295,132)	(9.59)
WHEAT FUTURE(CBT) MAR25 W H5	211,593	03/25	1,212,954	2.20
WHEAT FUTURE(CBT) SEP24 W U4	(689,949)	09/24	(3,637,758)	(6.59)
WHEAT FUTURE(CBT) DEC24 W Z4	439,002	12/24	2,423,289	4.39

For the period, the average monthly notional amount at value for swaps in the aggregate was $280,323,293.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $9,577,814.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	130,721,513	117,767,585	397,266	83	-	12,954,011	0.0%
Total	-	130,721,513	117,767,585	397,266	83	-	12,954,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	111,111,067	-	111,111,067	-

Money Market Funds	12,954,011	12,954,011	-	-
Total Investments in Securities:	124,065,078	12,954,011	111,111,067	-
Derivative Instruments: Assets
Swaps	2,883,289	-	2,883,289	-
Total Assets	2,883,289	-	2,883,289	-
Liabilities
Swaps	(1,666,466)	-	(1,666,466)	-
Total Liabilities	(1,666,466)	-	(1,666,466)	-
Total Derivative Instruments:	1,216,823	-	1,216,823	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	2,883,289	(1,666,466)
Total Commodity Risk	2,883,289	(1,666,466)
Total Value of Derivatives	2,883,289	(1,666,466)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	985,751	(126,795)	-	-	858,956
Barclays Bank PLC	159,745	-	-	-	159,745
Goldman Sachs International	-	(611,177)	-	611,177	-
JPMorgan Chase Bank, N.A.	-	(928,494)	-	928,494	-
Macquarie Bank Ltd.	357,244	-	-	-	357,244
UBS AG	1,380,549	-	(1,134,641)	-	245,908
Total	$2,883,289	$(1,666,466)	$(1,134,641)	$1,539,671	$1,621,853

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $111,116,398)	$111,111,067
Fidelity Central Funds (cost $12,954,011)	12,954,011

Total Investment in Securities (cost $124,070,409)		$124,065,078
Cash		43,659
Distributions receivable from Fidelity Central Funds		59,202
Bi-lateral OTC swaps, at value		2,883,289
Prepaid expenses		9,509
Receivable from investment adviser for expense reductions		13,481
Total assets		127,074,218
Liabilities
Bi-lateral OTC swaps, at value	$1,666,466
Accrued management fee	46,788
Other affiliated payables	3,488
Other payables and accrued expenses	108,937
Total liabilities		1,825,679
Net Assets		$125,248,539
Net Assets consist of:
Paid in capital		$121,111,904
Total accumulated earnings (loss)		4,136,635
Net Assets		$125,248,539
Net Asset Value, offering price and redemption price per share ($125,248,539 ÷ 12,688,095 shares)		$9.87
Consolidated Statement of Operations
For the period December 14, 2023 (commencement of operations) through July 31, 2024
Investment Income
Interest		$3,636,858
Income from Fidelity Central Funds		397,266
Total income		4,034,124
Expenses
Management fee	$333,953
Custodian fees and expenses	12,894
Independent trustees' fees and expenses	31,930
Registration fees	37,497
Audit fees	82,680
Legal	4,542
Miscellaneous	132
Total expenses before reductions	503,628
Expense reductions	(135,803)
Total expenses after reductions		367,825
Net Investment income (loss)		3,666,299
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	83
Swaps	(6,629,334)
Total net realized gain (loss)		(6,629,251)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,331)
Swaps	1,216,823
Total change in net unrealized appreciation (depreciation)		1,211,492
Net gain (loss)		(5,417,759)
Net increase (decrease) in net assets resulting from operations		$(1,751,460)
Consolidated Statement of Changes in Net Assets

For the period December 14, 2023 (commencement of operations) through July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,666,299
Net realized gain (loss)	(6,629,251)
Change in net unrealized appreciation (depreciation)	1,211,492
Net increase (decrease) in net assets resulting from operations	(1,751,460)
Share transactions
Proceeds from sales of shares	127,000,299
Cost of shares redeemed	(300)

Net increase (decrease) in net assets resulting from share transactions	126,999,999
Total increase (decrease) in net assets	125,248,539

Net Assets
Beginning of period	-
End of period	$125,248,539

Other Information
Shares
Sold	12,688,125
Redeemed	(30)
Net increase (decrease)	12,688,095

Consolidated Financial Highlights
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Years ended July 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31
Net realized and unrealized gain (loss)	(.44)
Total from investment operations	(.13)
Net asset value, end of period	$9.87
Total Return D,E	(1.30) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68% H
Expenses net of fee waivers, if any	.50 % H
Expenses net of all reductions	.50% H
Net investment income (loss)	4.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$125,249
Portfolio turnover rate I	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	Fidelity SAI Alternative Risk Premia Commodity Strategy Fund Cayman Ltd.	28,930,526	23.1

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount and losses deferred due to controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,186,995
Gross unrealized depreciation	(177,968)
Net unrealized appreciation (depreciation)	$2,009,027
Tax Cost	$123,272,874

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,127,609
Net unrealized appreciation (depreciation) on securities and other investments	$2,009,027

The tax character of distributions paid was as follows:

July 31, 2024
Ordinary Income	$-
Long-term Capital Gains	-
Total	$-
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	39
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $135,774.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $29.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	98%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Alternative Risk Premia Commodity Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the consolidated schedule of investments, as of July 31, 2024, the related consolidated statement of operations, the consolidated statement of changes in net assets, and the consolidated financial highlights for the period from December 14, 2023 (commencement of operations) through July 31, 2024, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 14, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9910544.100
COA-ANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024